Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended				3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 29, 2022 USD ($) $ / shares shares	Oct. 06, 2021 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2019 $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) VOTE $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($) Warrants $ / shares shares	Mar. 28, 2022 $ / shares shares	Mar. 09, 2022 shares
Class Of Stock [Line Items]
Preferred stock, shares authorized								10,000,000
Preferred stock, shares issued								0
Conversion of preferred stock terms								each share of Series Z Preferred Stock automatically converted into Class A common stock on a one-to-one basis
Preferred stock, par value | $ / shares								$ 0.0001
Preferred stock, shares outstanding								0
Common stock, par value | $ / shares											$ 0.0001
Recognition of distribution to non-redeeming shareholders | $								$ 3,888	$ 0
Minimum issue price per share of common stock pursuant to firm underwriting for conversion of preferred stock into common stock | $ / shares											$ 11.65
Minimum proceeds from common stock pursuant to firm underwriting for conversion of preferred stock into common stock | $											$ 25,000
Starry, Inc [Member]
Class Of Stock [Line Items]
Conversion of preferred stock terms											each share of then-outstanding Starry Series Z Preferred Stock will convert automatically into the right to receive shares of New Starry Class A Common Stock on a one-to-one basis
Common stock, shares authorized											150,024,203	150,024,203
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock, Shares, Issued											37,178,873	36,155,835
Common Stock, Shares, Outstanding											37,178,873	36,155,835
2020 Convertible Notes
Class Of Stock [Line Items]
Carrying value | $				$ 31,752					31,752
2020 Convertible Notes | Starry, Inc [Member]
Class Of Stock [Line Items]
Carrying value | $				31,752					31,752
2021 Convertible Notes
Class Of Stock [Line Items]
Carrying value | $				13,832					13,832
2021 Convertible Notes | Starry, Inc [Member]
Class Of Stock [Line Items]
Carrying value | $				$ 13,832					$ 13,832
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares outstanding								0
Series Seed Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 0.72
Preferred stock liquidation preference per share | $ / shares											$ 0.72
Preferred stock redemption value | $											$ 7,000
Series A Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 1.54
Preferred stock liquidation preference per share | $ / shares											$ 1.54
Preferred stock redemption value | $											$ 26,000
Series B Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 2.94
Preferred stock liquidation preference per share | $ / shares											$ 2.94
Preferred stock redemption value | $											$ 30,000
Series C Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, conversion price | $ / shares											$ 5.01
Preferred stock liquidation preference per share | $ / shares											$ 5.01
Preferred stock redemption value | $											$ 100,000
Series D Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Purchase price | $ / shares					$ 7.77
Preferred stock, conversion price | $ / shares											$ 7.77
Stock issued during period shares new issues					3,958,337
Gross proceeds from the issuance of preferred stock | $					$ 30,750
Payment of stock issuance costs | $					$ 12
Preferred stock liquidation preference per share | $ / shares											$ 7.77
Preferred stock redemption value | $											$ 125,000
Series Z Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares issued	4,133,333
Purchase price | $ / shares	$ 7.5
Gross cash proceeds | $	$ 31,000
Conversion of preferred stock terms								shares of Series Z Preferred Stock converted into shares of Class A common stock on a 1-for-1 basis
Series E-1 Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				22,204,490					22,204,490
Preferred stock, conversion price | $ / shares				$ 1.43					$ 1.43
Series E-1 Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				4,087,375					4,087,375
Preferred stock, conversion price | $ / shares				$ 7.77					$ 7.77		$ 7.77
Preferred stock liquidation preference per share | $ / shares											$ 7.77
Preferred stock redemption value | $											$ 31,752
Series E-2 Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				8,232,627					8,232,627
Preferred stock, conversion price | $ / shares				$ 1.34					$ 1.34
Series E-2 Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion				1,515,452					1,515,452
Preferred stock, conversion price | $ / shares				$ 7.28					$ 7.28		$ 7.28
Preferred stock liquidation preference per share | $ / shares											$ 7.28
Preferred stock redemption value | $											$ 11,032
Series E-3 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued				71,428,570					71,428,570
Purchase price | $ / shares				$ 1.68					$ 1.68
Gross cash proceeds | $				$ 120,000
Issuance cost | $				$ 150
Series E-3 Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares issued				13,148,484					13,148,484
Purchase price | $ / shares				$ 9.13					$ 9.13
Gross cash proceeds | $				$ 120,000
Issuance cost | $				$ 150
Preferred stock, conversion price | $ / shares											$ 9.13
Preferred stock liquidation preference per share | $ / shares											$ 9.13
Preferred stock redemption value | $											$ 120,000
Class A Common Stock
Class Of Stock [Line Items]
Conversion of preferred stock ratio								0.1841
Common stock, shares authorized								800,000,000			800,000,000
Common stock, par value | $ / shares	$ 0.0001							$ 0.0001			$ 0.0001
Common Stock, Shares, Issued								152,926,661			0					422,108
Common Stock, Shares, Outstanding								152,926,661			0
Common stock voting rights								Holders of such shares are entitled to one vote for each share of Class A common stock.
Class A Common Stock | Other Nonoperating Income (Expense)
Class Of Stock [Line Items]
Recognition of distribution to non-redeeming shareholders | $								$ 3,888
Class X Common Stock
Class Of Stock [Line Items]
Common stock, terms of conversion								Each share of Class X common stock will: • Convert into one share of Class A common stock at the option of the holder. • Automatically convert into one share of Class A common stock upon a transfer of such share, other than to a Qualified Stockholder (as defined in the Amended and Restated Certificate of Incorporation of Starry Group, as filed as an exhibit to the Annual Report on March 31, 2022). • Automatically convert into one share of Class A common stock upon the earlier of (such date, the “Sunset Date”): (a) the date that is nine months following March 29, 2022 on which the holder (1) is no longer providing services as a member of the senior leadership team, officer or director and (2) has not provided any such services for the duration of such nine-month period; and (b) the first date after March 29, 2022 as of which the holder has transferred, in the aggregate, more than 75% of the shares of Class X common stock that were held by the holder immediately following the consummation of the Business Combination. Following such conversion, the reissuance of shares of Class X common stock will be prohibited. Non-redemption agreements Pursuant to the non-redemption agreements entered into with certain accredited investors (the “Non-Redeeming Shareholders”) dated March 9, 2022, the Non-Redeeming Shareholders agreed to not redeem a certain number of shares of FirstMark Class A common stock. In connection with these agreements, the Company issued 422,108 shares of additional Class A common stock to the Non-Redeeming Shareholders subsequent to the close of the Business Combination (the “Non-Redemption Shares”). The Company evaluated the Non-Redeeming Shareholders’ right to receive the additional shares of Class A common stock and concluded that the Non-Redemption Shares represented a non-pro rata distribution to the Non-Redeeming Shareholders. As a result, the Company recorded $3,888 in other income (expense), net on the condensed consolidated statement of operations and APIC on the condensed consolidated statement of stockholders’ equity (deficit).
Common stock, shares authorized								50,000,000			50,000,000
Common stock, par value | $ / shares	$ 0.0001							$ 0.0001			$ 0.0001
Common Stock, Shares, Issued								9,268,335			0
Common Stock, Shares, Outstanding	9,268,335							9,268,335			0
Common stock voting rights								The holder of such shares is entitled to twenty votes for each share of Class X common stock, until the Sunset Date (defined below), and one vote for each share of Class X common stock from and after the Sunset Date.
Number of votes for each share | VOTE								20
Voting common shares | Starry, Inc [Member]
Class Of Stock [Line Items]
Common stock, shares authorized											128,855,144	128,855,144
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock, Shares, Issued											34,977,237	34,977,237
Common Stock, Shares, Outstanding											34,977,237	34,977,237
Non-voting common shares | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry														2024-03
Non-voting common shares | Warrants Issued In Two Thousand And Seventeen [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry							2027-09
Non-voting common shares | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In Februrary Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry						2029-02
Non-voting common shares | Tranche C Warrants [Member] | Starry Credit Agreement [Member]
Class Of Stock [Line Items]
Fair value measurment with unobservable input reconciliation recurring liability issues | $		$ 6,733
Non-voting common shares | Delayed Draw Tranche C [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights month of expiry													2029-12
Non-voting common shares | Starry, Inc [Member]
Class Of Stock [Line Items]
Common stock, shares authorized											21,169,059	21,169,059
Common stock, par value | $ / shares											$ 0.0001	$ 0.0001
Common Stock, Shares, Issued											2,201,636	1,178,598
Common Stock, Shares, Outstanding											2,201,636	1,178,598
Class of warrants or rights number of securities covered by the warrants or rights											6,632,108
Non-voting common shares | Starry, Inc [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights														874,374
Class of warrants or rights exercise price per share | $ / shares														$ 5.01
Class of warrants or rights fair value per share | $ / shares														$ 0.04
Adjustment to additional paid in capital warrants issued | $														$ 31
Non-voting common shares | Starry, Inc [Member] | Warrants Issued In Two Thousand And Seventeen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights							92,039
Class of warrants or rights exercise price per share | $ / shares							$ 0.92
Class of warrants or rights fair value per share | $ / shares							$ 0.34
Adjustment to additional paid in capital warrants issued | $							$ 31
Non-voting common shares | Starry, Inc [Member] | Excercised At The Time Of Issuance [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights														437,187
Non-voting common shares | Starry, Inc [Member] | Depending On Attaining Performance Requirements [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights														437,187
Number of residential subscribers who shall subscribe to the companies service | Warrants														2,000
Class of warrants or rights issued subject to conditional vesting														87,437
Non-voting common shares | Starry, Inc [Member] | Depending On Attaining Performance Requirements And The Requirement Has Been Fulfilled [Member] | Warrants Issued In Two Thousand And Eighteen [Member]
Class Of Stock [Line Items]
Class of warrants or rights vested during the period												87,437
Non-voting common shares | Starry, Inc [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In Februrary Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights			2,765,887			2,765,887
Class of warrants or rights exercise price per share | $ / shares			$ 0.01			$ 0.01
Class of warrants or rights fair value per share | $ / shares			$ 2.88			$ 2.88
Non-voting common shares | Starry, Inc [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights			2,765,887			2,765,887
Adjustment to additional paid in capital warrants issued | $			$ 6,175
Non-voting common shares | Starry, Inc [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In February Two Thousand Twenty Nine And December Two Thousand And Twenty Nine [Member]
Class Of Stock [Line Items]
Adjustment to additional paid in capital warrants issued | $										$ 14,482
Non-voting common shares | Starry, Inc [Member] | Tranche C Warrants [Member] | Starry Credit Agreement [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights		2,118,687
Class of warrants or rights exercise price per share | $ / shares		$ 0.05
Class of warrants or rights exercise price per share | $ / shares		$ 3.21
Fair value measurment with unobservable input reconciliation recurring liability issues | $		$ 8,428
Non-voting common shares | Starry, Inc [Member] | Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Non Contingently Excercisable [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		25.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Contingently Excercisable [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		75.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C And Delayed Draw Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Tranche One [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		25.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C And Delayed Draw Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Tranche Two [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		25.00%
Non-voting common shares | Starry, Inc [Member] | Tranche C And Delayed Draw Tranche C Warrants [Member] | Starry Credit Agreement [Member] | Tranche Three [Member]
Class Of Stock [Line Items]
Class of warrants or rights percentage excercisability		50.00%
Non-voting common shares | Starry, Inc [Member] | Delayed Draw Tranche C [Member] | Starry Credit Agreement [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights		533,275								3,244,510			3,244,510
Fair value measurment with unobservable input reconciliation recurring liability issues | $		$ 1,695
Adjustment to additional paid in capital warrants issued | $										$ 8,307
Non-voting common shares | Starry, Inc [Member] | Delayed Draw Tranche C [Member] | Starry Credit Agreement [Member] | Non Voting Common Stock Warrants Expiring In December Two Thousand Twenty Nine [Member]
Class Of Stock [Line Items]
Class of warrants or rights number of securities covered by the warrants or rights										3,244,510			3,244,510
Class of warrants or rights exercise price per share | $ / shares										$ 0.01			$ 0.01
Class of warrants or rights fair value per share | $ / shares										$ 2.88			$ 2.88
Prior to the Acquisition Merger
Class Of Stock [Line Items]
Preferred stock, shares issued															95,762,330
Preferred stock, shares outstanding															95,762,330
Prior to the Acquisition Merger | Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											505,746,770				97,176,852
Prior to the Acquisition Merger | Convertible Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											92,637,050
Prior to the Acquisition Merger | Series Seed Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											53,030,270				9,761,747
Preferred stock, shares issued															9,761,745
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															9,761,745
Prior to the Acquisition Merger | Series Seed Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											9,761,747
Prior to the Acquisition Merger | Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											91,549,300				16,852,283
Preferred stock, shares issued															16,852,283
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															16,852,283
Prior to the Acquisition Merger | Series A Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											16,852,283
Prior to the Acquisition Merger | Series B Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											55,452,865				10,207,696
Preferred stock, shares issued															10,207,696
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															10,207,696
Prior to the Acquisition Merger | Series B Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											10,207,696
Prior to the Acquisition Merger | Series C Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											108,459,871				19,965,160
Preferred stock, shares issued															19,965,160
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															19,965,160
Prior to the Acquisition Merger | Series C Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											19,965,160
Prior to the Acquisition Merger | Series D Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											87,412,587				16,090,802
Preferred stock, shares issued															16,090,802
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															16,090,802
Prior to the Acquisition Merger | Series D Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											16,090,802
Prior to the Acquisition Merger | Series E Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized											104,841,877				19,299,164
Preferred stock, shares issued															18,751,311
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															18,751,311
Prior to the Acquisition Merger | Series E Preferred Stock | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											19,299,164
Prior to the Acquisition Merger | Series Z Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											5,000,000				5,000,000
Preferred stock, shares issued															4,133,333
Preferred stock, par value | $ / shares															$ 0.001
Preferred stock, shares outstanding															4,133,333
Prior to the Acquisition Merger | Series Z Preferred Stock [Member] | Starry, Inc [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized											2,500,000